Organization and Summary of Significant Accounting Policies (Details) - Schedule of condensed statement of operations - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Schedule of condensed statement of operations [Abstract]
Net loss	$ (468,684)	$ (1,322,607)	$ (1,127,612)	$ (2,500,184)
Less: Accretion of temporary equity to redemption value	(307,596)	(1,099,501)	(1,733,440)	(6,470,389)
Net loss including accretion of temporary equity to redemption value	$ (776,280)	$ (2,422,108)	$ (2,861,052)	$ (8,970,573)